Taxation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		$ 7	$ 8
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		18	20
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		81	86
Loss contingency, reduction of damages sought		52	76
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		15	15
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		8	8
Guinea Tax Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Other provisions		2	2
Tanzania Revenue Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		$ 262	$ 254
Loss contingency, increase in damages sought	$ 8